Debt - SRA (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Debt Instrument [Line Items]
Summary of Debt
At June 30, 2015 and September 30, 2015, debt consisted of the following (in thousands):

	June 30, 2015	September 30, 2015
Secured Term Loan B Facility	$664,167	$664,167
Less: Unamortized discount	(4,007)	(3,702)
Secured Term Loan B Facility, net	660,160	660,465
Senior Notes due 2019 at 11%	400,000	400,000
Total debt	1,060,160	1,060,465
Current portion of long-term debt	—	—
Long-term debt	$1,060,160	$1,060,465

At June 30, 2014 and 2015, debt consisted of the following (in thousands):

	June 30,
	2014	2015
Term Loan B Facility	$675,000	$664,167
Less: Unamortized discount	(5,073)	(4,007)

Term Loan B Facility, net	669,927	660,160
Senior Notes due 2019 at 11%	400,000	400,000

Total debt	1,069,927	1,060,160
Less: Current portion of long-term debt	(22,000)	—

Long-term debt	$1,047,927	$1,060,160